UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               --------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Russell B. Faucett
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Address: 2001 Wilshire Blvd., Suite 401
         ----------------------------------------
         Santa Monica, California 90403
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Form 13F File Number:28 - 12082
                          ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell B. Faucett
          ---------------------------------------
Title:
          ---------------------------------------
Phone:    (310) 264-4844
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Signature, Place, and Date of Signing:


 /s/ Russell B. Faucett      Santa Monica, California         July 30, 2008
------------------------  ------------------------------  ----------------------
      [Signature]                  [City, State]                  [Date]

Report Type (Check only one):

 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



SEC 1685 (3-01) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                        -----------------

Form 13F Information Table Entry Total:         9
                                        -----------------

Form 13F Information Table Value Total:      205,035
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

------------------------------------------------------------------------------------------------------------------------------------
                                             FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
Column 1             Column 2      Column 3     Column 4     Column 5                   Column 6     Column 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        INVESTMENT   Voting Authority
NAME OF ISSUER       TITLE OF      CUSIP        VALUE        SHRS OR     SH/    PUT/    DISCRETION   ----------------
                     CLASS                      (x $1000)    PRN AMT     PRN    CALL    ------------ ---------- ---------- ---------
                                                                                                     SOLE       SHARED     NONE
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------
ISHARES TR           MSCI EAFE     464287465    37,906       552,000     SH             Sole         552,000
                     INDX
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------
ISHARES TR           RUSL 2000     464287648    41,355       543,000     SH             Sole         543,000
                     GROW
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------
ISHARES TR           RUSL 2000     464287630    40,526       636,000     SH             Sole         636,000
                     VALU
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------
ISHARES TR           S&P MC 400    464287606    23,632       267,000     SH             Sole         267,000
                     GRW
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------
ISHARES TR           S&P MIDCP     464287705    23,316       315,000     SH             Sole         315,000
                     VALU
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------
IDT CORP             CL B          448947309    1,091        642,000     SH             Sole         642,000
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------
MIDCAP SPDR          UNIT SER 1    595635103    23,213       156,000     SH             Sole         156,000
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------
RYDEX ETF TRUST      S&P 500 EQ    78355W106    4,007        96,000      SH             Sole         96,000
                     TRD
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------
USA MOBILITY INC     COM           90341G103    9,989        1,323,000   SH             Sole         1,323,000
-------------------- ------------- ------------ ------------ ----------- ------ ------- ------------ ---------- ---------- ---------

SEC 1685 (3-01) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.